Financial instruments and risk management - Summary of Jet-Fuel Consumption and Derivatives (Detail) - Gallons Gallons in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Jet Fuel Consumption and Deivatives [Abstract]
Annual Consumption (Gal JF54)	460,555	462,533	433,727